Statement of Changes in Consolidated Equity - EUR (€) € in Thousands	Equity attributable to parent	Share capital	Share premium	Reserves	Profit attributable to parent	Interim dividend	Treasury stock	Translation differences	Available for sale financial assets	Other comprehensive income	Cash flow hedges	Non-controlling interests	Total
Balance at beginning of the year at Dec. 31, 2015	€ 3,296,203	€ 119,604	€ 910,728	€ 1,371,061	€ 532,145	€ (119,615)	€ (58,575)	€ 534,491		€ 3,035	€ 3,329	€ 5,187	€ 3,301,390
Translation differences	114,436							114,436				68	114,504
Available for sale financial assets	(5,219)								€ (5,219)				(5,219)
Cash flow hedges	(3,329)										(3,329)		(3,329)
Other comprehensive income	(3,677)									(3,677)			(3,677)
Other comprehensive income / (expense) for the year	102,211							114,436	(5,219)	(3,677)	(3,329)	68	102,279
Profit/(loss) for the year	545,456				545,456							(913)	544,543
Total comprehensive income for the year	647,667				545,456			114,436	(5,219)	(3,677)	(3,329)	(845)	646,822
Net change in treasury stock	(10,317)			(182)			(10,135)						(10,317)
Acquisition of non-controlling interests	(2,737)			(2,737)								2,737
Other changes	6,816			6,816								(582)	6,234
Interim dividend	(122,908)					(122,908)							(122,908)
Distribution of prior year profit, reserves				319,287	(319,287)
Distribution of prior year profit, dividends	(93,243)				(93,243)								(93,243)
Distribution of prior year profit, interim dividend					(119,615)	119,615
Operations with shareholders or owners	(222,389)			323,184	(532,145)	(3,293)	(10,135)					2,155	(220,234)
Balance at end of the year at Dec. 31, 2016	3,721,481	119,604	910,728	1,694,245	545,456	(122,908)	(68,710)	648,927	(5,219)	(642)		6,497	3,727,978
Translation differences	(559,390)							(559,390)				(133)	(559,523)
Available for sale financial assets	10,145								10,145				10,145
Other comprehensive income	(14)									(14)			(14)
Other comprehensive income / (expense) for the year	(549,259)							(559,390)	10,145	(14)		(133)	(549,392)
Profit/(loss) for the year	662,700				662,700							(1,386)	661,314
Total comprehensive income for the year	113,441				662,700			(559,390)	10,145	(14)		(1,519)	111,922
Net change in treasury stock	6,288						6,288						6,288
Acquisition of non-controlling interests	(346)			(346)								(43)	(389)
Other changes	6,475			6,475								(49)	6,426
Interim dividend	(122,986)					(122,986)							(122,986)
Distribution of prior year profit, reserves				422,548	(422,548)
Distribution of prior year profit, dividends	(95,274)			(95,274)									(95,274)
Distribution of prior year profit, interim dividend					(122,908)	122,908
Operations with shareholders or owners	(205,843)			333,403	(545,456)	(78)	6,288					(92)	(205,935)
Balance at end of the year at Dec. 31, 2017	3,629,079	119,604	910,728	2,027,648	662,700	(122,986)	(62,422)	89,537	4,926	(656)		4,886	3,633,965
Balance adjusted at the end of year at Dec. 31, 2017	3,653,715	119,604	910,728	2,057,210	662,700	(122,986)	(62,422)	89,537	0	(656)	€ 0	4,886	3,658,601
Impact of new IFRS | Impact of new IFRS	24,636			29,562					€ (4,926)				24,636
Translation differences	259,854							259,854				(567)	259,287
Other comprehensive income	102									102			102
Other comprehensive income / (expense) for the year	259,956							259,854		102		(567)	259,389
Profit/(loss) for the year	596,642				596,642							(2,236)	594,406
Total comprehensive income for the year	856,598				596,642			259,854		102		(2,803)	853,795
Net change in treasury stock	6,981						6,981						6,981
Acquisition of non-controlling interests	(3,462)			(3,462)								469,010	465,548
Other changes	(9,437)			(9,437)								(43)	(9,480)
Interim dividend	(136,747)					(136,747)							(136,747)
Distribution of prior year profit, reserves				539,714	(539,714)
Distribution of prior year profit, dividends	(142,094)			(142,094)									(142,094)
Distribution of prior year profit, interim dividend					(122,986)	122,986
Operations with shareholders or owners	(284,759)			384,721	(662,700)	(13,761)	6,981					468,967	184,208
Balance at end of the year at Dec. 31, 2018	€ 4,225,554	€ 119,604	€ 910,728	€ 2,441,931	€ 596,642	€ (136,747)	€ (55,441)	€ 349,391		€ (554)		€ 471,050	€ 4,696,604